Condensed Interim Statements of Changes in Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Warrants [Member]	Retained Earnings [Member]	Total	Ordinary Shares Subject to Possible Redemption [Member]
Beginning balance, value at Dec. 31, 2019	$ 73	$ 235,974	$ 7,904	$ (207,928)	$ 36,023
Balance at beginning, shares at Dec. 31, 2019	35,882,928
Net loss				(11,183)	(11,183)
Issuance of ordinary shares	$ 35	12,624	4,313		16,972
Issuance of ordinary shares, shares	12,013,808
Expired warrants		1,816	(1,816)
Share based compensation		917			917
Ending balance, value at Jun. 30, 2020	$ 108	251,331	10,401	(219,111)	42,729
Balance at end, shares at Jun. 30, 2020	47,896,736
Beginning balance, value at Dec. 31, 2020	$ 108	252,561	10,401	(232,153)	30,917
Balance at beginning, shares at Dec. 31, 2020	48,187,463
Net loss				(14,311)	(14,311)
Issuance of ordinary shares, net of issuance costs	$ 26	29,693			29,719
Issuance of ordinary shares, net of issuance costs, shares	8,371,790
Issue of Ordinary shares subject to possible redemption						$ 2
Issue of Ordinary shares subject to possible redemption, shares						615,366
Exercised warrants	$ 14	8,879	(1,845)		7,048
Exercised warrants, shares	4,861,906
Share based compensation		884			884
Ending balance, value at Jun. 30, 2021	$ 148	$ 292,017	$ 8,556	$ (246,464)	$ 54,257	$ 2
Balance at end, shares at Jun. 30, 2021	61,421,159					615,366